Common and Preferred Shares - Schedule of Common Shares (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Disclosure of classes of share capital [line items]
Beginning Balance		$ 70,192	$ 67,680	$ 61,625
Issued in relation to share-based payments, net	[1]	5	7	6
Ending Balance		$ 70,503	$ 70,192	$ 67,680
Common shares [member]
Disclosure of classes of share capital [line items]
Outstanding at beginning of year		1,216,132,250	1,227,027,624
Issued in relation to share-based payments, net		941,847	4,111,476
Issued in relation to the acquisition of a subsidiary or associated corporation			21,250
Repurchased for cancellation under the Normal Course Issuer Bid		(5,594,800)	(15,028,100)
Outstanding at end of year		1,211,479,297	1,216,132,250	1,227,027,624
Beginning Balance		$ 18,264	$ 18,234
Issued in relation to share-based payments, net		59	253
Issued in relation to the acquisition of a subsidiary or associated corporation			2
Repurchased for cancellation under the Normal Course Issuer Bid		(84)	(225)
Ending Balance		$ 18,239	$ 18,264	$ 18,234

[1]	Represents amounts on account of share-based payments (refer to Note 26).